UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 06/30/10
Check here if Amendment []; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Muhlenkamp & Company
Address: 5000 Stonewood Drive, Suite 300
Wexford, PA 15090

Form 13F File Number: 28-03447

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name: Jack Kunkle
Title:   Analyst
Phone: 724-934-5126

/s/ Jack Kunkle August 13, 2010

Report Type (Check only one.):
[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 45
Form 13F Information Table Value Total: 535093

(thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- ------
AEROPOSTALE INC                COM              007865108    18754 654829.0000 SH    Sole                        654829.0000
ALLEGIANT TRAVEL CO            COM              01748X102    16186 379160.0000 SH    Sole                        379160.0000
ALLIANCE DATA SYS CORP COM     COM              018581108     5952 100000.0000 SH    Sole                        100000.0000
AMEDISYS INC                   COM              023436108    16326 371215.0000 SH    Sole                        371215.0000
AT&T INC COM                   COM              00206R102    23712 980250.0000 SH    Sole                        980250.0000
Abbott Labs                    COM              002824100    21253 454325.0000 SH    Sole                        454325.0000
Bank of America Corp           COM              060505104    23233 1616799.0000 SH   Sole                        1616799.0000
Berkshire Hathaway CL B        COM              084670702    24063 301955.0000 SH    Sole                        301955.0000
CHESAPEAKE ENERGY CORP COM     COM              165167107    14652 699370.0000 SH    Sole                        699370.0000
CONSOL ENERGY INC COM          COM              20854P109     6822 202065.0000 SH    Sole                        202065.0000
Cisco Systems Inc              COM              17275R102    22031 1033820.0000 SH   Sole                        1033820.0000
Corning Inc.                   COM              219350105    15142 937569.0000 SH    Sole                        937569.0000
DRAGONWAVE INC COM             COM              26144M103     2127 355025.0000 SH    Sole                        355025.0000
FUEL SYS SOLUTIONS INC COM     COM              35952W103     8313 320355.0000 SH    Sole                        320355.0000
Ford Motor Company             COM              345370860    13310 1320430.0000 SH   Sole                        1320430.0000
HELIX ENERGY SOLUTIONS GROUP   COM              42330P107     2200 204315.0000 SH    Sole                        204315.0000
HEWLETT-PACKARD CO             COM              428236103    19494 450410.0000 SH    Sole                        450410.0000
Hartford Financial Svcs. Grp.  COM              416515104    18372 830200.0000 SH    Sole                        830200.0000
Hospira, Inc.                  COM              441060100     9585 166841.0000 SH    Sole                        166841.0000
INNOVATIVE SOLTNS&SUPP COM     COM              45769N105     2414 548710.0000 SH    Sole                        548710.0000
Igate Capital Corp.            COM              45169U105     1341 104600.0000 SH    Sole                        104600.0000
Intel Corp                     COM              458140100     8449 434390.0000 SH    Sole                        434390.0000
International Business Machine COM              459200101     1499 12143.0000 SH     Sole                        12143.0000
KINETIC CONCEPTS INC           COM              49460W208    13742 376382.0000 SH    Sole                        376382.0000
LABORATORY CORP OF AMERICA     COM              50540R409    24671 327425.0000 SH    Sole                        327425.0000
Lockheed Martin                COM              539830109    22737 305200.0000 SH    Sole                        305200.0000
MEMC ELECTRONIC MATERIALS      COM              552715104     2238 226500.0000 SH    Sole                        226500.0000
MIPS TECHNOLOGIES INC.         COM              604567107     1882 368385.0000 SH    Sole                        368385.0000
Microsoft Corp                 COM              594918104      314 13660.0000 SH     Sole                        13660.0000
Novogen LTD                    COM              67010F103      143 251710.0000 SH    Sole                        251710.0000
Oracle Corp                    COM              68389X105    24356 1134940.0000 SH   Sole                        1134940.0000
P C CONNECTION COM             COM              69318J100      364 60000.0000 SH     Sole                        60000.0000
PHILIP MORRIS INTL. INC.       COM              718172109    31999 698057.3650 SH    Sole                        698057.3650
PRINCIPAL FINANCIAL GP COM     COM              74251V102    21552 919470.0000 SH    Sole                        919470.0000
Pfizer Inc                     COM              717081103    24077 1688408.0000 SH   Sole                        1688408.0000
Rush Enterprises CLA           COM              781846209     4007 299907.0000 SH    Sole                        299907.0000
Rush Enterprises CLB           COM              781846308      403 34602.0000 SH     Sole                        34602.0000
SONIC AUTOMOTIVE INC CL A      COM              83545G102     9728 1136430.0000 SH   Sole                        1136430.0000
Stanley Furniture Inc New      COM              854305208     1941 476990.0000 SH    Sole                        476990.0000
Transocean LTD                 COM              H8817H100     2347 50655.0000 SH     Sole                        50655.0000
UnitedHealth Group Inc.        COM              91324P102    30543 1075474.0000 SH   Sole                        1075474.0000
WESCO INTERNATIONAL INC        COM              95082P105    19496 579045.0000 SH    Sole                        579045.0000
WESTPORT INNOVATIONS COM NEW   COM              960908309     2829 180330.0000 SH    Sole                        180330.0000
Wal-Mart Stores                COM              931142103      261 5420.0000 SH      Sole                         5420.0000
Muhlenkamp Fund                                 962096103      230 4851.2270 SH      Sole                         4851.2270